Related Parties (Expressed in Canadian $000's except per share amounts)	12 Months Ended
Sep. 30, 2013
Related Parties (Expressed in Canadian $000's except per share amounts) [Text Block]
10.	Related Parties

During the year ended September 30, 2013, aggregate legal fees of $179, were charged by a law firm in which the corporate secretary of the Company is a partner of, and were expensed as general and administrative expenses (September 30, 2012 - $139).

As at September 30, 2013 the Company owed $28 (September 30, 2012 - $50) to the law firm.